Significant Accounting Policies - Additional Information (Detail) - Segment	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of accounting policies [line items]
Percentage of variation in total assets due to transition to IFRS 16	10.00%
Number of reportable segments	3
Bottom of range [member]
Disclosure of accounting policies [line items]
Consolidated companies percentage as total consolidated assets, as well as interests in their voting capital	95.00%	95.00%